Leases - Disclosure of Composition of Lease Liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Presentation of leases for lessee [abstract]
Current	€ 10,538	€ 12,578	€ 14,001
Non-current	11,319	19,122	27,750
Total Lease liabilities	€ 21,857	€ 31,700	€ 41,751